Non-current and current inventories - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current and current inventories
Materials and supplies	€ 1,477	€ 1,451
Finished products and goods	2,284	2,274
Inventories pledged as security for liabilities	95	95
Inventories	4,734	4,651
Inventories held for compliance purposes	1,371	1,217
Accumulated impairment
Non-current and current inventories
Inventories	(377)	(578)
Gas and petroleum products
Non-current and current inventories
Finished products and goods	1,467	1,543
Chemical products
Non-current and current inventories
Finished products and goods	547	547
Oil and petroleum | Italy
Non-current and current inventories
Inventories held for compliance purposes	1,353	1,200
Exploration & Production
Non-current and current inventories
Materials and supplies	€ 1,359	€ 1,334